UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/16

Item 1. Schedule of Investments.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)

Franklin Conservative Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.3%
Alternative Strategies 6.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	5,941,801	$64,646,796
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	5,353,934	34,425,793
		99,072,589
Domestic Equity 26.5%
[a,b] Franklin DynaTech Fund, Class R6	1,298,729	69,533,979
[a] Franklin Growth Fund, Class R6	1,830,745	144,244,388
[a,b] Franklin Growth Opportunities Fund, Class R6	607,691	20,995,712
[a] Franklin Real Estate Securities Fund, Class R6	723,995	17,513,453
[a] Franklin Rising Dividends Fund, Class R6	1,717,614	91,823,656
[a,b] Franklin Small Cap Growth Fund, Class R6	458,298	9,170,543
[a] Franklin Utilities Fund, Class R6	1,633,817	29,359,688
iShares S&P 500 Value ETF	167,955	15,949,007
		398,590,426
Domestic Fixed Income 47.1%
[a] Franklin Low Duration Total Return Fund, Class R6	22,117,638	219,849,322
[a] Franklin Strategic Income Fund, Class R6	19,448,574	187,484,253
[a] Franklin U.S. Government Securities Fund, Class R6	34,829,490	221,863,850
iShares iBoxx $ Investment Grade Corporate Bond ETF	273,700	33,714,366
iShares TIPS Bond ETF	392,662	45,741,196
		708,652,987
Foreign Equity 13.0%
[a] Franklin International Growth Fund, Class R6	1,175,843	13,392,850
[a] Franklin International Small Cap Growth Fund, Class R6	2,344,533	42,647,048
[a] Franklin Mutual European Fund, Class R6	2,471,179	45,840,378
iShares Core MSCI Emerging Markets ETF	781,445	35,641,706
[a] Templeton Foreign Fund, Class R6	7,237,435	49,431,680
[a] Templeton Frontier Markets Fund, Class R6	771,965	8,561,095
		195,514,757
Foreign Fixed Income 6.1%
[a] Templeton Global Total Return Fund, Class R6	8,172,688	91,942,739
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,333,155,394)		1,493,773,498

Short Term Investments (Cost $10,816,687) 0.7%
Money Market Funds 0.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	10,816,687	10,816,687
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,343,972,081) 100.0%		1,504,590,185
Other Assets, less Liabilities 0.0%†		588,802
Net Assets 100.0%		$1,505,178,987

See Abbreviations on page 32.

†Rounds to less than 0.1% of net assets.
aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)

Franklin Corefolio Allocation Fund

	Shares	Value
Investments in Underlying Funds 100.0%
Domestic Equity 75.2%
[a] Franklin Growth Fund, Class R6	2,212,079	$174,289,692
[a,b] Franklin Growth Opportunities Fund, Class R6	5,055,064	174,652,472
[a] Franklin Mutual Shares Fund, Class R6	6,199,737	173,964,607
		522,906,771
Foreign Equity 24.8%
[a] Templeton Growth Fund Inc., Class R6	7,543,014	172,508,735
Total Investments in Underlying Funds
before Short Term Investments (Cost $523,316,473)		695,415,506

Short Term Investments (Cost $678,126) 0.1%
Money Market Funds 0.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	678,126	678,126
Total Investments in Underlying Funds (Cost $523,994,599) 100.1%		696,093,632
Other Assets, less Liabilities (0.1)%		(578,306)
Net Assets 100.0%		$695,515,326

[a]See Note 4 regarding investments in FT Underlying Funds.
[b]Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 2

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)

Franklin Founding Funds Allocation Fund

	Shares	Value
Investments in Underlying Funds 99.1%
Domestic Equity 33.0%
[a] Franklin Mutual Shares Fund, Class R6	56,740,851	$1,592,148,287
Domestic Hybrid 33.2%
[a] Franklin Income Fund, Class R6	716,347,477	1,597,454,872
Foreign Equity 32.9%
[a] Templeton Growth Fund Inc., Class R6	69,232,806	1,583,354,266
Total Investments in Underlying Funds
before Short Term Investments (Cost $4,708,232,084)		4,772,957,425

Short Term Investments (Cost $48,333,792) 1.0%
Money Market Funds 1.0%
[a,b] Institutional Fiduciary Trust Money Market Portfolio.	48,333,792	48,333,792
Total Investments in Underlying Funds (Cost $4,756,565,876) 100.1%		4,821,291,217
Other Assets, less Liabilities (0.1)%		(4,778,533)
Net Assets 100.0%		$4,816,512,684

[a]See Note 4 regarding investments in FT Underlying Funds.
[b]Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)

Franklin Growth Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.2%
Alternative Strategies 6.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	5,400,719	$58,759,821
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	4,808,089	30,916,012
		89,675,833
Domestic Equity 52.4%
[a,b] Franklin DynaTech Fund, Class R6	2,190,443	117,276,298
[a] Franklin Growth Fund, Class R6	3,200,069	252,133,457
[a,b] Franklin Growth Opportunities Fund, Class R6	1,379,056	47,646,400
[a] Franklin Real Estate Securities Fund, Class R6	1,473,286	35,638,783
[a] Franklin Rising Dividends Fund, Class R6	3,043,442	162,702,433
[a,b] Franklin Small Cap Growth Fund, Class R6	816,891	16,345,992
[a] Franklin Utilities Fund, Class R6	2,977,397	53,503,818
iShares S&P 500 Value ETF	273,957	26,014,957
		711,262,138
Domestic Fixed Income 11.5%
[a] Franklin Low Duration Total Return Fund, Class R6	5,115,260	50,845,686
[a] Franklin Strategic Income Fund, Class R6	4,159,844	40,100,891
[a] Franklin U.S. Government Securities Fund, Class R6	7,416,452	47,242,800
iShares iBoxx $ Investment Grade Corporate Bond ETF	60,400	7,440,072
iShares TIPS Bond ETF	87,485	10,191,128
		155,820,577
Foreign Equity 27.3%
[a] Franklin International Growth Fund, Class R6	2,242,333	25,540,178
[a] Franklin International Small Cap Growth Fund, Class R6	4,626,586	84,157,589
[a] Franklin Mutual European Fund, Class R6	4,536,709	84,155,941
iShares Core MSCI Emerging Markets ETF	1,377,305	62,818,881
[a] Templeton Foreign Fund, Class R6	13,760,189	93,982,093
[a] Templeton Frontier Markets Fund, Class R6	1,844,724	20,457,987
		371,112,669
Foreign Fixed Income 1.4%
[a] Templeton Global Total Return Fund, Class R6	1,714,244	19,285,249
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,053,917,471)		1,347,156,466

Short Term Investments (Cost $12,207,120) 0.9%
Money Market Funds 0.9%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	12,207,120	12,207,120
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,066,124,591) 100.1%		1,359,363,586
Other Assets, less Liabilities (0.1)%		(1,993,005)
Net Assets 100.0%		$1,357,370,581

See Abbreviations on page 32.

[a]See Note 4 regarding investments in FT Underlying Funds.
[b]Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)
Franklin LifeSmart Retirement Income Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 93.4%
Domestic Equity 8.5%
iShares US Preferred Stock ETF	152,400	$6,019,800
Domestic Fixed Income 66.7%
[a] Franklin Floating Rate Daily Access Fund, Class R6	1,408,108	12,391,353
[a] Franklin Strategic Income Fund, Class R6	1,420,058	13,689,355
[a] Franklin U.S. Government Securities Fund, Class R6	2,321,075	14,785,248
iShares iBoxx High Yield Corporate Bond ETF	73,700	6,431,062
		47,297,018
Domestic Hybrid 11.7%
[a] Franklin Income Fund, Class R6	3,711,031	8,275,599
Foreign Equity 2.8%
[a] Franklin Mutual European Fund, Class R6	107,583	1,995,669
Foreign Fixed Income 3.7%
[a] Templeton Global Total Return Fund, Class R6	229,896	2,586,333
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $65,191,445)		66,174,419

	Units
Index Linked Notes (Cost $4,500,054) 6.3%
[b,c] Morgan Stanley, senior note, 144A, 2.00%, 3/29/18	40,197	4,489,374
Total Investments before Short Term Investments (Cost $69,691,499)		70,663,793

	Shares
Short Term Investments (Cost $228,816) 0.3%
Money Market Funds 0.3%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	228,816	228,816
Total Investments (Cost $69,920,315) 100.0%		70,892,609
Other Assets, less Liabilities (0.0)%†		(29,213)
Net Assets 100.0%		$70,863,396

See Abbreviations on page 32.

†Rounds to less than 0.1% of net assets.
aSee Note 4 regarding investments in FT Underlying Funds.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
cSecurity will pay a coupon each month based on a 2.00% fixed rate and a variable rate based on the Morgan Stanley Custom Enhanced SPX B DT Index. Security does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the Morgan
Stanley Custom Enhanced SPX B Index.
dNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)

Franklin LifeSmart 2020 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.6%
Alternative Strategies 7.7%
[a] Franklin K2 Alternative Strategies Fund, Class R6	92,494	$1,006,330
[a] Franklin K2 Long Short Credit Fund, Class R6	96,714	1,016,466
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	108,123	695,232
		2,718,028
Domestic Equity 29.5%
[a] Franklin Focused Core Equity Fund, Class R6	72,596	1,019,978
[a] Franklin Growth Fund, Class R6	47,569	3,747,967
[a,b] Franklin Growth Opportunities Fund, Class R6	49,560	1,712,304
[a] Franklin Rising Dividends Fund, Class R6	40,390	2,159,257
[a,b] Franklin Small Cap Growth Fund, Class R6	25,754	515,325
[a] Franklin Utilities Fund, Class R6	38,343	689,021
iShares S&P 500 Value ETF	5,778	548,679
		10,392,531
Domestic Fixed Income 37.4%
[a] Franklin Low Duration Total Return Fund, Class R6	494,642	4,916,744
[a] Franklin Strategic Income Fund, Class R6	179,329	1,728,733
[a] Franklin U.S. Government Securities Fund, Class R6	390,967	2,490,459
iShares Core U.S. Aggregate Bond ETF	13,300	1,495,186
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,200	640,536
iShares TIPS Bond ETF	16,205	1,887,721
		13,159,379
Foreign Equity 17.6%
[a,b] Franklin India Growth Fund, Class R6	50,937	699,879
[a] Franklin International Small Cap Growth Fund, Class R6	83,903	1,526,192
[a] Franklin Mutual International Fund, Class R6	56,306	788,847
iShares Core MSCI Emerging Markets ETF	29,509	1,345,905
iShares Global Infrastructure ETF	14,002	581,923
[a] Templeton Foreign Fund, Class R6	183,903	1,256,056
		6,198,802
Foreign Fixed Income 6.4%
[a] Templeton Global Total Return Fund, Class R6	200,630	2,257,082
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $33,646,282)		34,725,822

Short Term Investments (Cost $440,493) 1.2%
Money Market Funds 1.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	440,493	440,493
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $34,086,775) 99.8%		35,166,315
Other Assets, less Liabilities 0.2%		58,874
Net Assets 100.0%		$35,225,189

See Abbreviations on page 32.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 6

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)

Franklin LifeSmart 2025 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.9%
Alternative Strategies 7.8%
[a] Franklin K2 Alternative Strategies Fund, Class R6	336,319	$3,659,152
[a] Franklin K2 Long Short Credit Fund, Class R6	350,740	3,686,275
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	404,315	2,599,744
		9,945,171
Domestic Equity 38.7%
[a] Franklin Focused Core Equity Fund, Class R6	324,684	4,561,812
[a] Franklin Growth Fund, Class R6	222,831	17,556,830
[a,b] Franklin Growth Opportunities Fund, Class R6	228,259	7,886,344
[a] Franklin Rising Dividends Fund, Class R6	193,607	10,350,242
[a,b] Franklin Small Cap Growth Fund, Class R6	145,352	2,908,499
[a] Franklin Utilities Fund, Class R6	181,391	3,259,586
iShares S&P 500 Value ETF	26,481	2,514,636
		49,037,949
Domestic Fixed Income 25.5%
[a] Franklin Low Duration Total Return Fund, Class R6	1,184,738	11,776,300
[a] Franklin Strategic Income Fund, Class R6	409,489	3,947,470
[a] Franklin U.S. Government Securities Fund, Class R6	971,956	6,191,359
iShares Core U.S. Aggregate Bond ETF	33,400	3,754,828
iShares iBoxx $ Investment Grade Corporate Bond ETF	14,500	1,786,110
iShares TIPS Bond ETF	41,826	4,872,311
		32,328,378
Foreign Equity 23.6%
[a,b] Franklin India Growth Fund, Class R6	247,041	3,394,340
[a] Franklin International Small Cap Growth Fund, Class R6	397,862	7,237,106
[a] Franklin Mutual International Fund, Class R6	263,893	3,697,149
iShares Core MSCI Emerging Markets ETF	149,969	6,840,086
iShares Global Infrastructure ETF	76,399	3,175,142
[a] Templeton Foreign Fund, Class R6	814,393	5,562,303
		29,906,126
Foreign Fixed Income 4.3%
[a] Templeton Global Total Return Fund, Class R6	484,188	5,447,121
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $116,185,342)		126,664,745

Short Term Investments (Cost $84,977) 0.1%
Money Market Funds 0.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	84,977	84,977
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $116,270,319) 100.0%		126,749,722
Other Assets, less Liabilities 0.0%†		58,431
Net Assets 100.0%		$126,808,153

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)

See Abbreviations on page 32.

†Rounds to less than 0.1% of net assets.
aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.

|8

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)

Franklin LifeSmart 2030 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 100.2%
Alternative Strategies 7.8%
[a] Franklin K2 Alternative Strategies Fund, Class R6	99,746	$1,085,241
[a] Franklin K2 Long Short Credit Fund, Class R6	105,757	1,111,503
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	110,181	708,460
		2,905,204
Domestic Equity 43.1%
[a] Franklin Focused Core Equity Fund, Class R6	101,703	1,428,935
[a] Franklin Growth Fund, Class R6	70,546	5,558,297
[a,b] Franklin Growth Opportunities Fund, Class R6	74,796	2,584,197
[a] Franklin Rising Dividends Fund, Class R6	62,394	3,335,585
[a,b] Franklin Small Cap Growth Fund, Class R6	54,818	1,096,914
[a] Franklin Utilities Fund, Class R6	61,343	1,102,326
iShares S&P 500 Value ETF	9,026	857,109
		15,963,363
Domestic Fixed Income 19.6%
[a] Franklin Low Duration Total Return Fund, Class R6	266,176	2,645,788
[a] Franklin Strategic Income Fund, Class R6	94,505	911,033
[a] Franklin U.S. Government Securities Fund, Class R6	220,677	1,405,712
iShares Core U.S. Aggregate Bond ETF	8,000	899,360
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,100	381,858
iShares TIPS Bond ETF	8,682	1,011,366
		7,255,117
Foreign Equity 26.4%
[a,b] Franklin India Growth Fund, Class R6	86,141	1,183,583
[a] Franklin International Small Cap Growth Fund, Class R6	147,448	2,682,076
[a] Franklin Mutual International Fund, Class R6	87,825	1,230,433
iShares Core MSCI Emerging Markets ETF	49,179	2,243,054
iShares Global Infrastructure ETF	19,794	822,639
[a] Templeton Foreign Fund, Class R6	238,132	1,626,440
		9,788,225
Foreign Fixed Income 3.3%
[a] Templeton Global Total Return Fund, Class R6	107,208	1,206,086
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $35,910,195)		37,117,995
Other Assets, less Liabilities (0.2)%		(68,683)
Net Assets 100.0%		$37,049,312

See Abbreviations on page 32.

[a]See Note 4 regarding investments in FT Underlying Funds.
[b]Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)

Franklin LifeSmart 2035 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 100.0%
Alternative Strategies 7.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	281,934	$3,067,435
[a] Franklin K2 Long Short Credit Fund, Class R6	295,504	3,105,745
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	323,621	2,080,885
		8,254,065
Domestic Equity 45.4%
[a] Franklin Focused Core Equity Fund, Class R6	313,139	4,399,607
[a] Franklin Growth Fund, Class R6	210,717	16,602,424
[a,b] Franklin Growth Opportunities Fund, Class R6	268,837	9,288,324
[a] Franklin Rising Dividends Fund, Class R6	173,493	9,274,908
[a,b] Franklin Small Cap Growth Fund, Class R6	132,602	2,653,368
[a] Franklin Utilities Fund, Class R6	168,258	3,023,591
iShares S&P 500 Value ETF	25,102	2,383,686
		47,625,908
Domestic Fixed Income 15.1%
[a] Franklin Low Duration Total Return Fund, Class R6	558,144	5,547,954
[a] Franklin Strategic Income Fund, Class R6	188,585	1,817,961
[a] Franklin U.S. Government Securities Fund, Class R6	503,571	3,207,746
iShares Core U.S. Aggregate Bond ETF	17,900	2,012,318
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,100	874,578
iShares TIPS Bond ETF	20,530	2,391,539
		15,852,096
Foreign Equity 29.1%
[a,b] Franklin India Growth Fund, Class R6	234,890	3,227,386
[a] Franklin International Small Cap Growth Fund, Class R6	461,950	8,402,879
[a] Franklin Mutual International Fund, Class R6	300,831	4,214,644
iShares Core MSCI Emerging Markets ETF	136,697	6,234,750
iShares Global Infrastructure ETF	72,236	3,002,128
[a] Templeton Foreign Fund, Class R6	800,381	5,466,601
		30,548,388
Foreign Fixed Income 2.5%
[a] Templeton Global Total Return Fund, Class R6	238,077	2,678,368
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $95,888,466)		104,958,825

Short Term Investments (Cost $10,014) 0.0%†
Money Market Funds 0.0%†
[a,b] Institutional Fiduciary Trust Money Market Portfolio	10,014	10,014
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $95,898,480) 100.0%		104,968,839
Other Assets, less Liabilities (0.0)%†		(42,532)
Net Assets 100.0%		$104,926,307

See Abbreviations on page 32.

†Rounds to less than 0.1% of net assets.
[a]See Note 4 regarding investments in FT Underlying Funds.
[b]Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)

Franklin LifeSmart 2040 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.7%
Alternative Strategies 7.7%
[a] Franklin K2 Alternative Strategies Fund, Class R6	79,243	$862,165
[a] Franklin K2 Long Short Credit Fund, Class R6	83,995	882,790
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	86,852	558,459
		2,303,414
Domestic Equity 45.6%
[a] Franklin Focused Core Equity Fund, Class R6	91,835	1,290,289
[a] Franklin Growth Fund, Class R6	60,030	4,729,781
[a,b] Franklin Growth Opportunities Fund, Class R6	78,969	2,728,368
[a] Franklin Rising Dividends Fund, Class R6	49,207	2,630,594
[a,b] Franklin Small Cap Growth Fund, Class R6	38,627	772,927
[a] Franklin Utilities Fund, Class R6	47,923	861,178
iShares S&P 500 Value ETF	7,217	685,326
		13,698,463
Domestic Fixed Income 13.6%
[a] Franklin Low Duration Total Return Fund, Class R6	142,510	1,416,553
[a] Franklin Strategic Income Fund, Class R6	49,086	473,186
[a] Franklin U.S. Government Securities Fund, Class R6	133,786	852,218
iShares Core U.S. Aggregate Bond ETF	4,700	528,374
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,500	184,770
iShares TIPS Bond ETF	5,457	635,686
		4,090,787
Foreign Equity 28.7%
[a,b] Franklin India Growth Fund, Class R6	70,854	973,531
[a] Franklin International Small Cap Growth Fund, Class R6	133,215	2,423,171
[a] Franklin Mutual International Fund, Class R6	86,690	1,214,531
iShares Core MSCI Emerging Markets ETF	39,139	1,785,130
iShares Global Infrastructure ETF	17,442	724,889
[a] Templeton Foreign Fund, Class R6	218,374	1,491,495
		8,612,747
Foreign Fixed Income 2.1%
[a] Templeton Global Total Return Fund, Class R6	55,779	627,509
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $28,431,361)		29,332,920

Short Term Investments (Cost $684,104) 2.3%
Money Market Funds 2.3%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	684,104	684,104
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $29,115,465) 100.0%		30,017,024
Other Assets, less Liabilities (0.0)%†		(6,941)
Net Assets 100.0%		$30,010,083

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)

See Abbreviations on page 32.

†Rounds to less than 0.1% of net assets.
aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.

|12

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)

Franklin LifeSmart 2045 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.3%
Alternative Strategies 7.7%
[a] Franklin K2 Alternative Strategies Fund, Class R6	190,998	$2,078,062
[a] Franklin K2 Long Short Credit Fund, Class R6	199,188	2,093,467
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	226,131	1,454,019
		5,625,548
Domestic Equity 46.1%
[a] Franklin Focused Core Equity Fund, Class R6	225,068	3,162,204
[a] Franklin Growth Fund, Class R6	146,570	11,548,258
[a,b] Franklin Growth Opportunities Fund, Class R6	192,167	6,639,370
[a] Franklin Rising Dividends Fund, Class R6	120,245	6,428,299
[a,b] Franklin Small Cap Growth Fund, Class R6	96,739	1,935,758
[a] Franklin Utilities Fund, Class R6	116,660	2,096,376
iShares S&P 500 Value ETF	17,455	1,657,527
		33,467,792
Domestic Fixed Income 12.2%
[a] Franklin Low Duration Total Return Fund, Class R6	300,940	2,991,339
[a] Franklin Strategic Income Fund, Class R6	104,001	1,002,572
[a] Franklin U.S. Government Securities Fund, Class R6	274,529	1,748,748
iShares Core U.S. Aggregate Bond ETF	12,900	1,450,218
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,600	443,448
iShares TIPS Bond ETF	10,611	1,236,075
		8,872,400
Foreign Equity 30.3%
[a,b] Franklin India Growth Fund, Class R6	151,391	2,080,120
[a] Franklin International Small Cap Growth Fund, Class R6	324,712	5,906,505
[a] Franklin Mutual International Fund, Class R6	211,444	2,962,330
iShares Core MSCI Emerging Markets ETF	99,819	4,552,745
iShares Global Infrastructure ETF	51,475	2,139,301
[a] Templeton Foreign Fund, Class R6	636,083	4,344,445
		21,985,446
Foreign Fixed Income 2.0%
[a] Templeton Global Total Return Fund, Class R6	129,001	1,451,262
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $65,199,654)		71,402,448

Short Term Investments (Cost $1,149,559) 1.6%
Money Market Funds 1.6%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	1,149,559	1,149,559
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $66,349,213) 99.9%		72,552,007
Other Assets, less Liabilities 0.1%		100,018
Net Assets 100.0%		$72,652,025

See Abbreviations on page 32.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)

Franklin LifeSmart 2050 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.1%
Alternative Strategies 7.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	58,389	$635,275
[a] Franklin K2 Long Short Credit Fund, Class R6	60,637	637,297
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	66,301	426,312
		1,698,884
Domestic Equity 46.4%
[a] Franklin Focused Core Equity Fund, Class R6	72,698	1,021,406
[a] Franklin Growth Fund, Class R6	46,114	3,633,334
[a,b] Franklin Growth Opportunities Fund, Class R6	59,227	2,046,297
[a] Franklin Rising Dividends Fund, Class R6	36,956	1,975,641
[a,b] Franklin Small Cap Growth Fund, Class R6	24,437	488,992
[a] Franklin Utilities Fund, Class R6	35,950	646,025
iShares S&P 500 Value ETF	5,492	521,520
		10,333,215
Domestic Fixed Income 11.9%
[a] Franklin Low Duration Total Return Fund, Class R6	92,666	921,094
[a] Franklin Strategic Income Fund, Class R6	30,943	298,290
[a] Franklin U.S. Government Securities Fund, Class R6	82,660	526,545
iShares Core U.S. Aggregate Bond ETF	3,500	393,470
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,100	135,498
iShares TIPS Bond ETF	3,115	362,866
		2,637,763
Foreign Equity 30.4%
[a,b] Franklin India Growth Fund, Class R6	48,917	672,121
[a] Franklin International Small Cap Growth Fund, Class R6	100,094	1,820,711
[a] Franklin Mutual International Fund, Class R6	65,315	915,066
iShares Core MSCI Emerging Markets ETF	32,516	1,483,055
iShares Global Infrastructure ETF	12,443	517,131
[a] Templeton Foreign Fund, Class R6	199,351	1,361,567
		6,769,651
Foreign Fixed Income 1.8%
[a] Templeton Global Total Return Fund, Class R6	36,310	408,490
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $20,741,802)		21,848,003

Short Term Investments (Cost $409,997) 1.8%
Money Market Funds 1.8%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	409,997	409,997
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $21,151,799) 99.9%		22,258,000
Other Assets, less Liabilities 0.1%		22,097
Net Assets 100.0%		$22,280,097

See Abbreviations on page 32.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)

Franklin LifeSmart 2055 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.0%
Alternative Strategies 7.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	11,570	$125,887
[a] Franklin K2 Long Short Credit Fund, Class R6	12,063	126,778
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	13,583	87,337
		340,002
Domestic Equity 46.5%
[a] Franklin Focused Core Equity Fund, Class R6	14,392	202,205
[a] Franklin Growth Fund, Class R6	9,334	735,451
[a,b] Franklin Growth Opportunities Fund, Class R6	11,981	413,945
[a] Franklin Rising Dividends Fund, Class R6	7,557	403,995
[a,b] Franklin Small Cap Growth Fund, Class R6	5,112	102,289
[a] Franklin Utilities Fund, Class R6	7,356	132,195
iShares S&P 500 Value ETF	895	84,989
		2,075,069
Domestic Fixed Income 10.9%
[a] Franklin Low Duration Total Return Fund, Class R6	17,608	175,029
[a] Franklin Strategic Income Fund, Class R6	6,082	58,630
[a] Franklin U.S. Government Securities Fund, Class R6	14,873	94,740
iShares Core U.S. Aggregate Bond ETF	600	67,452
iShares iBoxx $ Investment Grade Corporate Bond ETF	200	24,636
iShares TIPS Bond ETF	585	68,147
		488,634
Foreign Equity 30.3%
[a,b] Franklin India Growth Fund, Class R6	9,736	133,764
[a] Franklin International Small Cap Growth Fund, Class R6	20,234	368,063
[a] Franklin Mutual International Fund, Class R6	13,218	185,177
iShares Core MSCI Emerging Markets ETF	6,483	295,690
iShares Global Infrastructure ETF	2,097	87,151
[a] Templeton Foreign Fund, Class R6	41,612	284,213
		1,354,058
Foreign Fixed Income 1.7%
[a] Templeton Global Total Return Fund, Class R6	6,716	75,553
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $4,170,386)		4,333,316

Short Term Investments (Cost $94,031) 2.1%
Money Market Funds 2.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	94,031	94,031
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $4,264,417) 99.1%		4,427,347
Other Assets, less Liabilities 0.9%.		40,477
Net Assets 100.0%		$4,467,824

See Abbreviations on page 32.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 15

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, September 30, 2016 (unaudited)

Franklin Moderate Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.3%
Alternative Strategies 6.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	9,262,414	$100,775,064
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	8,357,538	53,738,970
		154,514,034
Domestic Equity 39.8%
[a,b] Franklin DynaTech Fund, Class R6	2,821,117	151,042,581
[a] Franklin Growth Fund, Class R6	4,388,805	345,793,931
[a,b] Franklin Growth Opportunities Fund, Class R6	1,618,422	55,916,489
[a] Franklin Real Estate Securities Fund, Class R6	1,863,791	45,085,095
[a] Franklin Rising Dividends Fund, Class R6	3,990,400	213,326,778
[a,b] Franklin Small Cap Growth Fund, Class R6	1,140,446	22,820,332
[a] Franklin Utilities Fund, Class R6	3,992,053	71,737,193
iShares S&P 500 Value ETF	325,169	30,878,048
		936,600,447
Domestic Fixed Income 29.4%
[a] Franklin Low Duration Total Return Fund, Class R6	22,840,349	227,033,066
[a] Franklin Strategic Income Fund, Class R6	18,923,291	182,420,523
[a] Franklin U.S. Government Securities Fund, Class R6	33,555,260	213,747,009
iShares iBoxx $ Investment Grade Corporate Bond ETF	254,800	31,386,264
iShares TIPS Bond ETF	335,448	39,076,338
		693,663,200
Foreign Equity 19.8%
[a] Franklin International Growth Fund, Class R6	3,038,775	34,611,643
[a] Franklin International Small Cap Growth Fund, Class R6	5,608,198	102,013,124
[a] Franklin Mutual European Fund, Class R6	5,891,985	109,296,324
iShares Core MSCI Emerging Markets ETF	1,771,025	80,776,450
[a] Templeton Foreign Fund, Class R6	17,136,165	117,040,006
[a] Templeton Frontier Markets Fund, Class R6	2,056,098	22,802,127
		466,539,674
Foreign Fixed Income 3.7%
[a] Templeton Global Total Return Fund, Class R6	7,833,445	88,126,261
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,957,146,231)		2,339,443,616

Short Term Investments (Cost $18,780,999) 0.8%
Money Market Funds 0.8%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	18,780,999	18,780,999
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,975,927,230) 100.1%		2,358,224,615
Other Assets, less Liabilities (0.1)%		(1,560,728)
Net Assets 100.0%		$2,356,663,887

See Abbreviations on page 32.

[a]See Note 4 regarding investments in FT Underlying Funds.
[b]Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN FUND ALLOCATOR SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-two separate funds, fourteen of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Certain or all Funds invest in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).

Effective May 1, 2016, Franklin LifeSmart 2015 Retirement Target Fund was renamed Franklin LifeSmart Retirement Income Fund and implemented changes to the investment goals and strategies.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

|17

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Conservative	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund	Allocation Fund

Cost of investments	$1,351,309,331	$527,885,300	$4,784,688,224

Unrealized appreciation	$185,036,016	$172,099,033	$205,226,131
Unrealized depreciation	(31,755,162)	(3,890,701)	(168,623,138)
Net unrealized appreciation (depreciation)	$153,280,854	$168,208,332	$36,602,993

		Franklin	Franklin
	Franklin	LifeSmart	LifeSmart
	Growth	Retirement	2020 Retirement
	Allocation Fund	Income Fund	Target Fund

Cost of investments	$1,068,353,564	$70,919,872	$34,926,810

Unrealized appreciation	$305,094,267	$1,068,886	$1,122,707
Unrealized depreciation	(14,084,245)	(1,096,149)	(883,202)
Net unrealized appreciation (depreciation)	$291,010,022	$(27,263)	$239,505

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2025 Retirement	2030 Retirement	2035 Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments.	$118,546,140	$36,277,749	$96,774,814

Unrealized appreciation	$11,040,882	$1,317,400	$9,594,935
Unrealized depreciation	(2,837,300)	(477,154)	(1,400,910)
Net unrealized appreciation (depreciation)	$8,203,582	$840,246	$8,194,025

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments.	$29,293,729	$66,809,304	$21,473,171

Unrealized appreciation	$1,068,196	$6,542,125	$1,120,933
Unrealized depreciation	(344,901)	(799,422)	(336,104)
Net unrealized appreciation (depreciation)	$723,295	$5,742,703	$784,829

		Franklin
		LifeSmart	Franklin
		2055 Retirement	Moderate
		Target Fund	Allocation Fund

Cost of investments		$4,341,632	$1,985,667,574

Unrealized appreciation		$163,451	$415,336,599
Unrealized depreciation		(77,736)	(42,779,558)
Net unrealized appreciation (depreciation)		$85,715	$372,557,041

|18

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS

The Funds, which are managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest in FT Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in FT Underlying Funds for the nine months ended September 30, 2016, were as follows:

										% of
										FT Underlying
	Number of				Number of					Fund Shares
	Shares Held				Shares	Value				Outstanding
	at Beginning	Gross		Gross Held at End		at End	Investment		Realized	Held at End
FT Underlying Funds	of Period	Additions		Reductions	of Period	of Period	Income		Gain (Loss)	of Period

Franklin Conservative Allocation Fund
Controlled Affiliates
Franklin Pelagos Commodities Strategy
Fund, Class R6	5,291,099	402,500		(339,665)	5,353,934	$34,425,793	$ –		$(911,841)	25.7%
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	1,435,394	174,080		(310,745)	1,298,729	$69,533,979	$ –		$1,848,862	2.2%
Franklin Emerging Market Debt
Opportunities Fund	5,125,963	–		(5,125,963)	–	–[a]	–		(9,272,099)	–
Franklin Growth Fund, Class R6	2,174,815	98,144		(442,214)	1,830,745	144,244,388	–		7,110,379	1.2%
Franklin Growth Opportunities Fund,
ClassR6	876,138	36,617		(305,064)	607,691	20,995,712	–		2,920,908	0.5%
Franklin International Growth Fund,
ClassR6	1,395,369	62,515		(282,041)	1,175,843	13,392,850	–		(200,429)	3.3%
Franklin International Small Cap Growth
Fund, Class R6	2,661,332	248,663		(565,462)	2,344,533	42,647,048	–		(371,308)	3.1%
Franklin K2 Alternative Strategies Fund,
ClassR6	5,538,042	712,748		(308,989)	5,941,801	64,646,796	–		(63,505)	5.5%
Franklin Liberty Short Duration U.S.
Government ETF[b]	190,323	–		(190,323)	–	–[a]	15,281		(210,537)	–
Franklin Low Duration Total Return Fund,
ClassR6	21,856,514	3,573,386		(3,312,262)	22,117,638	219,849,322	2,145,555		(1,001,317)	8.7%
Franklin Mutual European Fund, Class R6 .	2,769,711	289,964		(588,496)	2,471,179	45,840,378	51,112		(2,485,466)[c]	1.8%
Franklin Real Estate Securities Fund,
ClassR6	844,353	52,530		(172,888)	723,995	17,513,453	344,534		912,778	2.8%
Franklin Rising Dividends Fund, Class R6 .	2,022,338	108,736		(413,460)	1,717,614	91,823,656	883,312		4,178,630	0.5%
Franklin Small Cap Growth Fund,
ClassR6	543,995	24,882		(110,579)	458,298	9,170,543	–		(120,502)	0.3%
Franklin Strategic Income Fund, Class R6 .	10,291,767	11,474,052		(2,317,245)	19,448,574	187,484,253	2,984,021		(1,996,236)	2.5%
Franklin U.S. Government Securities Fund,
ClassR6	20,286,816	18,974,887		(4,432,213)	34,829,490	221,863,850	4,402,898		(1,291,451)	3.3%
Franklin Utilities Fund, Class R6	2,022,512	420,560		(809,255)	1,633,817	29,359,688	822,199		2,419,573	0.5%
Institutional Fiduciary Trust Money Market
Portfolio	33,334,181	218,062,545		(240,580,039)	10,816,687	10,816,687	–		–	0.1%
Templeton Foreign Fund, Class R6	8,594,475	387,157		(1,744,197)	7,237,435	49,431,680	–		(926,402)	0.8%
Templeton Frontier Markets Fund,
ClassR6	1,372,510	51,954		(652,499)	771,965	8,561,095	–		(3,120,230)	4.2%
Templeton Global Total Return Fund,
ClassR6	27,972,399	1,767,712		(21,567,423)	8,172,688	91,942,739	6,307,971	[d]	(51,562,768)	1.8%
Total Non-Controlled Affiliates						$1,339,118,117	$17,956,883		$(53,231,120)
Total						$1,373,543,910	$17,956,883		$(54,142,961)

Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Flex Cap Growth Fund, Class R6 .	3,801,458	8,395		(3,809,853)[e]	–	$ – [a] $ –			$(604,324)[c]	–
Franklin Growth Fund, Class R6	2,473,407	16,138		(277,466)	2,212,079	174,289,692	–		5,323,321	1.4%
Franklin Growth Opportunities Fund,
ClassR6	–	5,066,757	[e]	(11,693)	5,055,064	174,652,472	–		(16,777)	4.3%

|19

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Corefolio Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Mutual Shares Fund, Class R6	6,905,289	108,770	(814,322)	6,199,737	$173,964,607	$82,322	$3,013,767 [c]	1.1%
Institutional Fiduciary Trust Money Market
Portfolio	1,313,882	28,398,165	(29,033,921)	678,126	678,126	–	–	–[f]
Templeton Growth Fund Inc., Class R6	7,963,031	39,812	(459,829)	7,543,014	172,508,735	–	(501,557)	1.3%
Total					$696,093,632	$82,322	$7,214,430

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	786,503,572	33,152,992	(103,309,087)	716,347,477	$1,597,454,872	$69,893,632	$(17,751,998)	2.0%
Franklin Mutual Shares Fund, Class R6	63,039,216	880,945	(7,179,310)	56,740,851	1,592,148,287	756,219	50,365,515 [c]	10.4%
Institutional Fiduciary Trust Money Market
Portfolio	42,916,312	252,720,260	(247,302,780)	48,333,792	48,333,792	–	–	0.3%
Templeton Growth Fund Inc., Class R6	74,595,691	136,612	(5,499,497)	69,232,806	1,583,354,266	–	2,102,568	11.7%
Total					$4,821,291,217	$70,649,851	$34,716,085

Franklin Growth Allocation Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,375,363	114,725	(299,645)	2,190,443	$117,276,298	$ –	$918,495	3.7%
Franklin Emerging Market Debt
Opportunities Fund	891,959	–	(891,959)	–	–[a]	–	(849,788)	–
Franklin Growth Fund, Class R6	3,603,484	34,644	(438,059)	3,200,069	252,133,457	–	6,755,231	2.0%
Franklin Growth Opportunities Fund,
ClassR6	1,683,916	15,922	(320,782)	1,379,056	47,646,400	–	303,383	1.2%
Franklin International Growth Fund,
ClassR6	2,523,677	24,317	(305,661)	2,242,333	25,540,178	–	(195,473)	6.2%
Franklin International Small Cap Growth
Fund, Class R6	4,926,476	331,829	(631,719)	4,626,586	84,157,589	–	(1,492,366)	6.1%
Franklin K2 Alternative Strategies Fund,
ClassR6	4,773,803	665,974	(39,058)	5,400,719	58,759,821	–	(8,607)	5.0%
Franklin Liberty Short Duration U.S.
Government ETF[b]	43,840	–	(43,840)	–	–[a]	3,520	(48,487)	–
Franklin Low Duration Total Return Fund,
ClassR6	4,043,897	1,845,912	(774,549)	5,115,260	50,845,686	447,021	(207,846)	2.0%
Franklin Mutual European Fund, Class R6 .	4,754,170	394,768	(612,229)	4,536,709	84,155,941	93,496	(2,446,434)[c]	3.3%
Franklin Pelagos Commodities Strategy
Fund, Class R6	4,504,698	338,474	(35,083)	4,808,089	30,916,012	–	(142,086)	23.0%
Franklin Real Estate Securities Fund,
ClassR6	1,627,427	44,923	(199,064)	1,473,286	35,638,783	682,512	1,035,602	5.7%
Franklin Rising Dividends Fund, Class R6 .	3,396,850	62,265	(415,673)	3,043,442	162,702,433	1,500,769	3,765,421	0.9%
Franklin Small Cap Growth Fund,
ClassR6	919,432	8,755	(111,296)	816,891	16,345,992	–	(110,640)	0.6%
Franklin Strategic Income Fund, Class R6 .	1,841,518	2,913,400	(595,074)	4,159,844	40,100,891	606,716	(470,255)	0.5%
Franklin U.S. Government Securities Fund,
ClassR6	3,335,076	5,160,369	(1,078,993)	7,416,452	47,242,800	869,397	(95,679)	0.7%
Franklin Utilities Fund, Class R6	3,735,821	317,995	(1,076,419)	2,977,397	53,503,818	1,427,770	4,113,415	0.8%
Institutional Fiduciary Trust Money Market
Portfolio	31,962,324	153,024,856	(172,780,060)	12,207,120	12,207,120	–	–	0.1%
Templeton Foreign Fund, Class R6	15,493,988	148,719	(1,882,518)	13,760,189	93,982,093	–	(1,174,727)	1.5%
Templeton Frontier Markets Fund,
ClassR6	3,108,895	19,721	(1,283,892)	1,844,724	20,457,987	–	(7,414,492)	9.9%

|20

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value				Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment		Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income		Gain (Loss)	of Period

Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund,
ClassR6	4,877,598	1,381,703	(4,545,057)	1,714,244	$19,285,249	$1,226,964[d] $ (9,238,544)			0.1%
Total					$1,252,898,548	$6,858,165		$(7,003,877)

Franklin LifeSmart Retirement Income Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	51,579	–	(51,579)	–	$ –[a]	$ –		$506,433	–
Franklin Emerging Market Debt
Opportunities Fund	261,704	–	(261,704)	–	–[a]	–		(409,453)	–
Franklin Floating Rate Daily Access Fund,
ClassR6	–	1,473,345	(65,237)	1,408,108	12,391,353	236,405		2,870	0.4%
Franklin Focused Core Equity Fund,
ClassR6	197,870	2,197	(200,067)	–	–[a]	–		(309,363)	–
Franklin Growth Fund, Class R6	37,001	4,325	(41,326)	–	–[a]	–		847,465	–
Franklin Growth Opportunities Fund,
ClassR6	42,630	71,693	(114,323)	–	–[a]	–		566,955	–
Franklin Income Fund, Class R6	–	5,152,305	(1,441,274)	3,711,031	8,275,599	240,686		94,341	–[f]
Franklin India Growth Fund, Class R6	72,983	8,407	(81,390)	–	–[a]	–		(57,878)	–
Franklin International Growth Fund,
ClassR6	61,574	–	(61,574)	–	–[a]	–		(90,843)	–
Franklin International Small Cap Growth
Fund, Class R6	120,440	49,823	(170,263)	–	–[a]	–		411,961	–
Franklin K2 Alternative Strategies Fund,
ClassR6	451,280	–	(451,280)	–	–[a]	–		(144,756)	–
Franklin K2 Long Short Credit Fund,
ClassR6	–	222,936	(222,936)	–	–[a]	–		49,046	–
Franklin Liberty Short Duration U.S.
Government ETF[b]	11,574	–	(11,574)	–	–[a]	929		(12,798)	–
Franklin Low Duration Total Return Fund,
ClassR6	1,452,606	249,496	(1,702,102)	–	–[a]	74,672		(380,251)	–
Franklin Mutual European Fund, Class R6 .	–	119,651	(12,068)	107,583	1,995,669	2,199		29,471 [c]	0.1%
Franklin Mutual International Fund,
ClassR6	123,582	8,088	(131,670)	–	–[a]	–		(290,865)[c]	–
Franklin Pelagos Commodities Strategy
Fund, Class R6	258,301	119,650	(377,951)	–	–[a]	–		(187,329)	–
Franklin Real Estate Securities Fund,
ClassR6	15,107	62	(15,169)	–	–[a]	1,416		97,163	–
Franklin Rising Dividends Fund, Class R6 .	23,500	8,280	(31,780)	–	–[a]	4,420		404,230	–
Franklin Small Cap Growth Fund,
ClassR6	36,569	408	(36,977)	–	–[a]	–		76,227	–
Franklin Strategic Income Fund, Class R6 .	529,280	989,248	(98,470)	1,420,058	13,689,355	206,622		(98,966)	0.2%
Franklin U.S. Government Securities Fund,
ClassR6	–	3,379,734	(1,058,659)	2,321,075	14,785,248	213,725		(1,851)	0.2%
Franklin Utilities Fund, Class R6	29,331	238,519	(267,850)	–	–[a]	37,165		371,488	–
Institutional Fiduciary Trust Money Market
Portfolio	1,579,144	29,800,345	(31,150,673)	228,816	228,816	–		–	–[f]
Templeton Foreign Fund, Class R6	124,079	71,231	(195,310)	–	–[a]	–		221,128	–
Templeton Frontier Markets Fund,
ClassR6	54,682	–	(54,682)	–	–[a]	–		(202,444)	–
Templeton Global Total Return Fund,
ClassR6	1,571,674	139,943	(1,481,721)	229,896	2,586,333	256,159	[d]	(2,630,450)	0.1%
Total					$53,952,373	$1,274,398		$(1,138,469)

|21

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value				Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment		Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income		Gain (Loss)	of Period

Franklin LifeSmart 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	34,518	993	(35,511)	–	$ –[a]	$–		$(30,420)	–
Franklin Emerging Market Debt
Opportunities Fund	58,959	–	(58,959)	–	–[a]	–		(76,330)	–
Franklin Focused Core Equity Fund,
ClassR6	156,985	20,579	(104,968)	72,596	1,019,978	–		(188,265)	0.7%
Franklin Growth Fund, Class R6	30,205	29,997	(12,633)	47,569	3,747,967	–		(24,329)	–[f]
Franklin Growth Opportunities Fund,
ClassR6	34,167	72,627	(57,234)	49,560	1,712,304	–		(49,357)	–[f]
Franklin India Growth Fund, Class R6	48,442	15,311	(12,816)	50,937	699,879	–		(16,352)	0.6%
Franklin International Growth Fund,
ClassR6	46,292	1,318	(47,610)	–	–[a]	–		(53,335)	–
Franklin International Small Cap Growth
Fund, Class R6	97,668	59,174	(72,939)	83,903	1,526,192	–		(215,167)	0.1%
Franklin K2 Alternative Strategies Fund,
ClassR6	199,403	12,136	(119,045)	92,494	1,006,330	–		(88,545)	0.1%
Franklin K2 Long Short Credit Fund,
ClassR6	–	105,350	(8,636)	96,714	1,016,466	–		2,442	1.5%
Franklin Liberty Short Duration U.S.
Government ETF[b]	2,100	–	(2,100)	–	–[a]	169		(2,300)	–
Franklin Low Duration Total Return Fund,
ClassR6	457,082	134,174	(96,614)	494,642	4,916,744	46,040		(26,408)	0.2%
Franklin Mutual International Fund,
ClassR6	91,459	17,136	(52,289)	56,306	788,847	1,740		(137,118)[c]	0.5%
Franklin Pelagos Commodities Strategy
Fund, Class R6	115,351	68,620	(75,848)	108,123	695,232	–		(79,911)	0.5%
Franklin Real Estate Securities Fund,
ClassR6	10,741	353	(11,094)	–	–[a]	1,048		33,971	–
Franklin Rising Dividends Fund, Class R6 .	19,451	38,118	(17,179)	40,390	2,159,257	14,968		15,816	–[f]
Franklin Small Cap Growth Fund,
ClassR6	27,744	4,668	(6,658)	25,754	515,325	–		(19,443)	–[f]
Franklin Strategic Income Fund, Class R6 .	173,044	49,137	(42,852)	179,329	1,728,733	42,342		(44,879)	–[f]
Franklin U.S. Government Securities Fund,
ClassR6	–	427,543	(36,576)	390,967	2,490,459	39,365		(672)	–[f]
Franklin Utilities Fund, Class R6	23,934	101,970	(87,561)	38,343	689,021	19,779		(17,985)	–[f]
Institutional Fiduciary Trust Money Market
Portfolio	651,183	13,680,992	(13,891,682)	440,493	440,493	–		–	–[f]
Templeton Foreign Fund, Class R6	99,587	119,781	(35,465)	183,903	1,256,056	–		(61,114)	–[f]
Templeton Frontier Markets Fund,
ClassR6	41,691	1,188	(42,879)	–	–[a]	–		(184,171)	–
Templeton Global Total Return Fund,
ClassR6	496,054	104,611	(400,035)	200,630	2,257,082	102,483	[d]	(449,581)	–[f]
Total					$28,666,365	$267,934		$(1,713,453)

Franklin LifeSmart 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	152,651	2,600	(155,251)	–	$ –[a]	$–		$1,766,728	–
Franklin Emerging Market Debt
Opportunities Fund	177,862	–	(177,862)	–	–[a]	–		(284,310)	–
Franklin Focused Core Equity Fund,
ClassR6	675,621	41,542	(392,479)	324,684	4,561,812	–		(649,290)	3.3%
Franklin Growth Fund, Class R6	114,159	146,228	(37,556)	222,831	17,556,830	–		4,677	0.1%

|22

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value				Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment		Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income		Gain (Loss)	of Period

Franklin LifeSmart 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Growth Opportunities Fund,
ClassR6	138,933	297,101	(207,775)	228,259	$7,886,344	$–		$(63,499)	0.2%
Franklin India Growth Fund, Class R6	231,127	45,992	(30,078)	247,041	3,394,340	–		(17,524)	2.9%
Franklin International Growth Fund,
ClassR6	255,533	4,311	(259,844)	–	–[a]	–		(357,709)	–
Franklin International Small Cap Growth
Fund, Class R6	418,599	202,609	(223,346)	397,862	7,237,106	–		(265,826)	0.5%
Franklin K2 Alternative Strategies Fund,
ClassR6	705,761	20,720	(390,162)	336,319	3,659,152	–		(251,596)	0.3%
Franklin K2 Long Short Credit Fund,
ClassR6	–	397,730	(46,990)	350,740	3,686,275	–		15,066	5.3%
Franklin Liberty Short Duration U.S.
Government ETF[b]	7,089	–	(7,089)	–	–[a]	–		(7,842)	–
Franklin Low Duration Total Return Fund,
ClassR6	993,226	324,309	(132,797)	1,184,738	11,776,300	106,902		(39,517)	0.5%
Franklin Mutual International Fund,
ClassR6	420,030	42,452	(198,589)	263,893	3,697,149	8,136		(546,437)[c]	2.2%
Franklin Pelagos Commodities Strategy
Fund, Class R6	414,644	220,435	(230,764)	404,315	2,599,744	–		(547,557)	1.9%
Franklin Real Estate Securities Fund,
ClassR6	49,228	1,041	(50,269)	–	–[a]	4,890		312,183	–
Franklin Rising Dividends Fund, Class R6 .	106,856	127,314	(40,563)	193,607	10,350,242	68,317		31,303	0.1%
Franklin Small Cap Growth Fund,
ClassR6	150,442	12,431	(17,521)	145,352	2,908,499	–		(8,403)	0.1%
Franklin Strategic Income Fund, Class R6 .	362,116	92,996	(45,623)	409,489	3,947,470	94,152		(49,743)	0.1%
Franklin U.S. Government Securities Fund,
ClassR6	–	1,029,975	(58,019)	971,956	6,191,359	100,362		(1,160)	0.1%
Franklin Utilities Fund, Class R6	103,559	387,527	(309,695)	181,391	3,259,586	91,083		(101,640)	0.1%
Institutional Fiduciary Trust Money Market
Portfolio	2,105,947	31,838,369	(33,859,339)	84,977	84,977	–		–	–[f]
Templeton Foreign Fund, Class R6	385,762	508,359	(79,728)	814,393	5,562,303	–		(50,539)	0.1%
Templeton Frontier Markets Fund,
ClassR6	178,644	3,079	(181,723)	–	–[a]	–		(741,856)	–
Templeton Global Total Return Fund,
ClassR6	1,145,644	269,876	(931,332)	484,188	5,447,121	247,580	[d]	(1,926,081)	0.1%
Total					$103,806,609	$721,422		$(3,780,572)

Franklin LifeSmart 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	46,965	1,524	(48,489)	–	$ –[a]	$–		$(62,027)	–
Franklin Emerging Market Debt
Opportunities Fund	30,301	–	(30,301)	–	–[a]	–		(50,185)	–
Franklin Focused Core Equity Fund,
ClassR6	189,612	26,909	(114,818)	101,703	1,428,935	–		(228,959)	1.0%
Franklin Growth Fund, Class R6	37,412	42,549	(9,415)	70,546	5,558,297	–		(9,396)	–[f]
Franklin Growth Opportunities Fund,
ClassR6	42,587	82,134	(49,925)	74,796	2,584,197	–		(65,580)	0.1%
Franklin India Growth Fund, Class R6	71,745	24,015	(9,619)	86,141	1,183,583	–		(1,199)	1.0%
Franklin International Growth Fund,
ClassR6	75,990	2,438	(78,428)	–	–[a]	–		(99,446)	–
Franklin International Small Cap Growth
Fund, Class R6	129,080	69,439	(51,071)	147,448	2,682,076	–		(228,642)	0.2%
Franklin K2 Alternative Strategies Fund,
ClassR6	181,672	15,997	(97,923)	99,746	1,085,241	–		(74,959)	0.1%

|23

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value				Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment		Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income		Gain (Loss)	of Period

Franklin LifeSmart 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin K2 Long Short Credit Fund,
ClassR6	–	108,998	(3,241)	105,757	$1,111,503	$–		$303	1.6%
Franklin Liberty Short Duration U.S.
Government ETF[b]	1,063	–	(1,063)	–	–[a]	85		(1,171)	–
Franklin Low Duration Total Return Fund,
ClassR6	162,759	142,986	(39,569)	266,176	2,645,788	20,428		(10,187)	0.1%
Franklin Mutual International Fund,
ClassR6	118,633	24,644	(55,452)	87,825	1,230,433	2,822		(152,404)[c]	0.7%
Franklin Pelagos Commodities Strategy
Fund, Class R6	102,100	69,296	(61,215)	110,181	708,460	–		(88,697)	0.5%
Franklin Real Estate Securities Fund,
ClassR6	15,114	554	(15,668)	–	–[a]	1,524		40,699	–
Franklin Rising Dividends Fund, Class R6 .	29,581	39,050	(6,237)	62,394	3,335,585	18,914		(1,481)	–[f]
Franklin Small Cap Growth Fund,
ClassR6	50,843	10,051	(6,076)	54,818	1,096,914	–		(10,698)	–[f]
Franklin Strategic Income Fund, Class R6 .	62,042	46,056	(13,593)	94,505	911,033	19,345		(15,757)	–[f]
Franklin U.S. Government Securities Fund,
ClassR6	–	237,993	(17,316)	220,677	1,405,712	21,450		(427)	–[f]
Franklin Utilities Fund, Class R6	30,936	113,699	(83,292)	61,343	1,102,326	27,920		(32,301)	–[f]
Institutional Fiduciary Trust Money Market
Portfolio	636,750	14,515,441	(15,152,191)	–	–[a]	–		–	–
Templeton Foreign Fund, Class R6	122,709	138,494	(23,071)	238,132	1,626,440	–		(40,378)	–[f]
Templeton Frontier Markets Fund,
ClassR6	57,456	1,842	(59,298)	–	–[a]	–		(293,902)	–
Templeton Global Total Return Fund,
ClassR6	177,412	123,387	(193,591)	107,208	1,206,086	45,781	[d]	(247,170)	–[f]
Total					$30,902,609	$158,269		$(1,673,964)

Franklin LifeSmart 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	155,968	–	(155,968)	–	$ –[a]	$–		$1,302,105	–
Franklin Emerging Market Debt
Opportunities Fund	61,982	–	(61,982)	–	–[a]	–		(128,502)	–
Franklin Focused Core Equity Fund,
ClassR6	648,925	28,490	(364,276)	313,139	4,399,607	–		(708,188)	3.2%
Franklin Growth Fund, Class R6	111,676	114,413	(15,372)	210,717	16,602,424	–		(24,202)	0.1%
Franklin Growth Opportunities Fund,
ClassR6	132,013	242,889	(106,065)	268,837	9,288,324	–		(81,550)	0.2%
Franklin India Growth Fund, Class R6	217,777	40,732	(23,619)	234,890	3,227,386	–		(18,444)	2.7%
Franklin International Growth Fund,
ClassR6	232,448	–	(232,448)	–	–[a]	–		(345,348)	–
Franklin International Small Cap Growth
Fund, Class R6	394,471	165,236	(97,757)	461,950	8,402,879	–		(212,406)	0.6%
Franklin K2 Alternative Strategies Fund,
ClassR6	574,628	14,393	(307,087)	281,934	3,067,435	–		(213,960)	0.3%
Franklin K2 Long Short Credit Fund,
ClassR6	–	305,219	(9,715)	295,504	3,105,745	–		1,652	4.4%
Franklin Liberty Short Duration U.S.
Government ETF[b]	3,435	–	(3,435)	–	–[a]	276		(3,801)	–
Franklin Low Duration Total Return Fund,
ClassR6	325,304	312,042	(79,202)	558,144	5,547,954	45,368		(23,468)	0.2%

|24

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value				Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment		Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income		Gain (Loss)	of Period

Franklin LifeSmart 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Mutual International Fund,
ClassR6	392,077	46,365	(137,611)	300,831	$4,214,644	$9,385		$(379,072)[c]	2.5%
Franklin Pelagos Commodities Strategy
Fund, Class R6	328,621	165,956	(170,956)	323,621	2,080,885	–		(387,827)	1.6%
Franklin Real Estate Securities Fund,
ClassR6	48,100	205	(48,305)	–	–[a]	4,646		292,152	–
Franklin Rising Dividends Fund, Class R6 .	108,670	78,291	(13,468)	173,493	9,274,908	58,852		(2,694)	0.1%
Franklin Small Cap Growth Fund,
ClassR6	136,610	9,245	(13,253)	132,602	2,653,368	–		(33,660)	0.1%
Franklin Strategic Income Fund, Class R6 .	118,070	96,688	(26,173)	188,585	1,817,961	40,011		(26,196)	–[f]
Franklin U.S. Government Securities Fund,
ClassR6	–	525,821	(22,250)	503,571	3,207,746	49,015		(408)	–[f]
Franklin Utilities Fund, Class R6	106,113	284,751	(222,606)	168,258	3,023,591	83,900		(26,993)	–[f]
Institutional Fiduciary Trust Money Market
Portfolio	1,797,437	29,107,275	(30,894,698)	10,014	10,014	–		–	–[f]
Templeton Foreign Fund, Class R6	393,283	471,028	(63,930)	800,381	5,466,601	–		(118,795)	0.1%
Templeton Frontier Markets Fund,
ClassR6	175,264	–	(175,264)	–	–[a]	–		(900,645)	–
Templeton Global Total Return Fund,
ClassR6	365,436	324,634	(451,993)	238,077	2,678,368	102,617	[d]	(745,437)	0.1%
Total					$88,069,840	$394,070		$(2,785,687)

Franklin LifeSmart 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	38,175	496	(38,671)	–	$ –[a]	$–		$(49,903)	–
Franklin Emerging Market Debt
Opportunities Fund	11,720	–	(11,720)	–	–[a]	–		(11,601)	–
Franklin Focused Core Equity Fund,
ClassR6	159,881	26,456	(94,502)	91,835	1,290,289	–		(182,537)	0.9%
Franklin Growth Fund, Class R6	29,956	32,982	(2,908)	60,030	4,729,781	–		(1,370)	–[f]
Franklin Growth Opportunities Fund,
ClassR6	33,112	70,987	(25,130)	78,969	2,728,368	–		(47,193)	0.1%
Franklin India Growth Fund, Class R6	55,065	19,574	(3,785)	70,854	973,531	–		(969)	0.8%
Franklin International Growth Fund,
ClassR6	56,072	–	(56,072)	–	–[a]	–		(73,565)	–
Franklin International Small Cap Growth
Fund, Class R6	99,132	57,758	(23,675)	133,215	2,423,171	–		(140,114)	0.2%
Franklin K2 Alternative Strategies Fund,
ClassR6	132,349	19,126	(72,232)	79,243	862,165	–		(54,647)	0.1%
Franklin K2 Long Short Credit Fund,
ClassR6	–	86,153	(2,158)	83,995	882,790	–		49	1.3%
Franklin Liberty Short Duration U.S.
Government ETF[b]	391	–	(391)	–	–[a]	31		(428)	–
Franklin Low Duration Total Return Fund,
ClassR6	64,464	107,821	(29,775)	142,510	1,416,553	9,856		(4,458)	0.1%
Franklin Mutual International Fund,
ClassR6	100,048	24,223	(37,581)	86,690	1,214,531	2,711		(103,115)[c]	0.7%
Franklin Pelagos Commodities Strategy
Fund, Class R6	71,199	57,473	(41,820)	86,852	558,459	–		(59,430)	0.4%
Franklin Real Estate Securities Fund,
ClassR6	10,950	285	(11,235)	–	–[a]	1,093		27,809	–
Franklin Rising Dividends Fund, Class R6 .	20,858	30,654	(2,305)	49,207	2,630,594	13,784		(792)	–[f]
Franklin Small Cap Growth Fund,
ClassR6	33,319	7,277	(1,969)	38,627	772,927	–		(3,718)	–[f]

|25

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value				Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment		Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income		Gain (Loss)	of Period

Franklin LifeSmart 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Strategic Income Fund, Class R6 .	23,405	35,191	(9,510)	49,086	$473,186	$9,151		$(4,144)	–[f]
Franklin U.S. Government Securities Fund,
ClassR6	–	145,958	(12,172)	133,786	852,218	11,899		(313)	–[f]
Franklin Utilities Fund, Class R6	25,517	82,072	(59,666)	47,923	861,178	22,157		(20,395)	–[f]
Institutional Fiduciary Trust Money Market
Portfolio	421,022	11,047,527	(10,784,445)	684,104	684,104	–		–	–[f]
Templeton Foreign Fund, Class R6	98,787	129,935	(10,348)	218,374	1,491,495	–		(18,332)	–[f]
Templeton Frontier Markets Fund,
ClassR6	45,472	–	(45,472)	–	–[a]	–		(253,757)	–
Templeton Global Total Return Fund,
ClassR6	71,403	95,524	(111,148)	55,779	627,509	22,248	[d]	(35,564)	–[f]
Total					$25,472,849	$92,930		$(1,038,487)

Franklin LifeSmart 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	107,343	–	(107,343)	–	$ –[a]	$–		$933,111	–
Franklin Emerging Market Debt
Opportunities Fund	26,493	–	(26,493)	–	–[a]	–		(58,758)	–
Franklin Focused Core Equity Fund,
ClassR6	452,173	16,384	(243,489)	225,068	3,162,204	–		(481,842)	2.3%
Franklin Growth Fund, Class R6	83,938	68,201	(5,569)	146,570	11,548,258	–		(11,262)	0.1%
Franklin Growth Opportunities Fund,
ClassR6	75,558	166,055	(49,446)	192,167	6,639,370	–		(65,034)	0.2%
Franklin India Growth Fund, Class R6	163,417	25,923	(37,949)	151,391	2,080,120	–		(38,871)	1.8%
Franklin International Growth Fund,
ClassR6	164,614	–	(164,614)	–	–[a]	–		(235,011)	–
Franklin International Small Cap Growth
Fund, Class R6	283,445	113,159	(71,892)	324,712	5,906,505	–		(177,309)	0.4%
Franklin K2 Alternative Strategies Fund,
ClassR6	380,208	18,666	(207,876)	190,998	2,078,062	–		(142,282)	0.2%
Franklin K2 Long Short Credit Fund,
ClassR6	–	215,747	(16,559)	199,188	2,093,467	–		4,850	3.0%
Franklin Liberty Short Duration U.S.
Government ETF[b]	1,539	–	(1,539)	–	–[a]	124		(1,689)	–
Franklin Low Duration Total Return Fund,
ClassR6	147,850	264,055	(110,965)	300,940	2,991,339	24,612		(31,816)	0.1%
Franklin Mutual International Fund,
ClassR6	283,581	29,470	(101,607)	211,444	2,962,330	6,565		(279,239)[c]	1.7%
Franklin Pelagos Commodities Strategy
Fund, Class R6	218,352	122,970	(115,191)	226,131	1,454,019	–		(243,881)	1.1%
Franklin Real Estate Securities Fund,
ClassR6	27,146	117	(27,263)	–	–[a]	2,652		156,129	–
Franklin Rising Dividends Fund, Class R6 .	74,450	50,509	(4,714)	120,245	6,428,299	40,401		(713)	–[f]
Franklin Small Cap Growth Fund,
ClassR6	96,796	5,296	(5,353)	96,739	1,935,758	–		(17,016)	0.1%
Franklin Strategic Income Fund, Class R6 .	50,839	106,315	(53,153)	104,001	1,002,572	21,283		(51,085)	–[f]
Franklin U.S. Government Securities Fund,
ClassR6	–	410,662	(136,133)	274,529	1,748,748	28,519		(1,775)	–[f]
Franklin Utilities Fund, Class R6	77,662	204,578	(165,580)	116,660	2,096,376	60,695		(10,605)	–[f]
Institutional Fiduciary Trust Money Market
Portfolio	1,463,464	21,131,603	(21,445,509)	1,149,559	1,149,559	–		–	–[f]
Templeton Foreign Fund, Class R6	342,585	323,882	(30,384)	636,083	4,344,445	–		(56,359)	0.1%

|26

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value				Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment		Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income		Gain (Loss)	of Period

Franklin LifeSmart 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Frontier Markets Fund,
ClassR6	123,389	–	(123,389)	–	$ –[a]	$–		$(630,921)	–
Templeton Global Total Return Fund,
ClassR6	160,673	279,275	(310,947)	129,001	1,451,262	55,542	[d]	(320,267)	–[f]
Total					$61,072,693	$240,393		$(1,761,645)

Franklin LifeSmart 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	31,167	2,799	(33,966)	–	$ –[a]	$–		$(34,588)	–
Franklin Emerging Market Debt
Opportunities Fund	5,743	–	(5,743)	–	–[a]	–		(5,383)	–
Franklin Focused Core Equity Fund,
ClassR6	131,416	41,216	(99,934)	72,698	1,021,406	–		(161,447)	0.7%
Franklin Growth Fund, Class R6	24,141	30,465	(8,492)	46,114	3,633,334	–		(7,357)	–[f]
Franklin Growth Opportunities Fund,
ClassR6	21,940	65,650	(28,363)	59,227	2,046,297	–		(18,255)	0.1%
Franklin India Growth Fund, Class R6	39,057	19,985	(10,125)	48,917	672,121	–		(3,166)	0.6%
Franklin International Growth Fund,
ClassR6	36,159	3,218	(39,377)	–	–[a]	–		(41,563)	–
Franklin International Small Cap Growth
Fund, Class R6	80,852	54,138	(34,896)	100,094	1,820,711	–		(138,322)	0.1%
Franklin K2 Alternative Strategies Fund,
ClassR6	102,765	15,895	(60,271)	58,389	635,275	–		(41,032)	0.1%
Franklin K2 Long Short Credit Fund,
ClassR6	–	68,846	(8,209)	60,637	637,297	–		2,414	0.9%
Franklin Liberty Short Duration U.S.
Government ETF[b]	272	–	(272)	–	–[a]	22		(297)	–
Franklin Low Duration Total Return Fund,
ClassR6	34,168	96,421	(37,923)	92,666	921,094	6,789		(234)	–[f]
Franklin Mutual International Fund,
ClassR6	81,652	31,976	(48,313)	65,315	915,066	2,013		(117,691)[c]	0.5%
Franklin Pelagos Commodities Strategy
Fund, Class R6	59,183	45,770	(38,652)	66,301	426,312	–		(45,873)	0.3%
Franklin Real Estate Securities Fund,
ClassR6	7,357	683	(8,040)	–	–[a]	760		21,437	–
Franklin Rising Dividends Fund, Class R6 .	18,488	25,275	(6,807)	36,956	1,975,641	12,815		(3,367)	–[f]
Franklin Small Cap Growth Fund,
ClassR6	21,573	7,919	(5,055)	24,437	488,992	–		(8,483)	–[f]
Franklin Strategic Income Fund, Class R6 .	12,467	31,720	(13,244)	30,943	298,290	6,290		269	–[f]
Franklin U.S. Government Securities Fund,
ClassR6	–	119,549	(36,889)	82,660	526,545	8,474		(924)	–[f]
Franklin Utilities Fund, Class R6	21,212	69,554	(54,816)	35,950	646,025	18,720		(1,075)	–[f]
Institutional Fiduciary Trust Money Market
Portfolio	310,796	9,653,132	(9,553,931)	409,997	409,997	–		–	–[f]
Templeton Foreign Fund, Class R6	100,954	134,656	(36,259)	199,351	1,361,567	–		(57,268)	–[f]
Templeton Frontier Markets Fund,
ClassR6	34,892	2,804	(37,696)	–	–[a]	–		(164,387)	–
Templeton Global Total Return Fund,
ClassR6	36,550	104,993	(105,233)	36,310	408,490	14,695	[d]	(12,013)	–[f]
Total					$18,844,460	$70,578		$(838,605)

|27

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS (continued)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value				Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment		Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income		Gain (Loss)	of Period

Franklin LifeSmart 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	3,991	383	(4,374)	–	$ –[a]	$–		$(16,681)	–
Franklin Emerging Market Debt
Opportunities Fund	563	–	(563)	–	–[a]	–		(620)	–
Franklin Focused Core Equity Fund,
ClassR6	15,642	12,696	(13,946)	14,392	202,205	–		(17,871)	0.1%
Franklin Growth Fund, Class R6	3,057	7,595	(1,318)	9,334	735,451	–		(4,032)	–[f]
Franklin Growth Opportunities Fund,
ClassR6	2,804	13,281	(4,104)	11,981	413,945	–		(8,150)	–[f]
Franklin India Growth Fund, Class R6	4,630	6,834	(1,728)	9,736	133,764	–		(940)	0.1%
Franklin International Growth Fund,
ClassR6	4,533	433	(4,966)	–	–[a]	–		(3,095)	–
Franklin International Small Cap Growth
Fund, Class R6	10,517	15,713	(5,996)	20,234	368,063	–		(11,253)	–[f]
Franklin K2 Alternative Strategies Fund,
ClassR6	12,896	6,387	(7,713)	11,570	125,887	–		(5,234)	–[f]
Franklin K2 Long Short Credit Fund,
ClassR6	–	12,643	(580)	12,063	126,778	–		33	0.2%
Franklin Liberty Short Duration U.S.
Government ETF[b]	20	–	(20)	–	–[a]	2		(21)	–
Franklin Low Duration Total Return Fund,
ClassR6	3,475	22,150	(8,017)	17,608	175,029	829		(268)	–[f]
Franklin Mutual International Fund,
ClassR6	8,791	9,660	(5,233)	13,218	185,177	398		(7,062)[c]	0.1%
Franklin Pelagos Commodities Strategy
Fund, Class R6	7,205	10,541	(4,163)	13,583	87,337	–		(1,442)	0.1%
Franklin Real Estate Securities Fund,
ClassR6	988	98	(1,086)	–	–[a]	96		1,106	–
Franklin Rising Dividends Fund, Class R6 .	2,377	6,188	(1,008)	7,557	403,995	1,464		(1,878)	–[f]
Franklin Small Cap Growth Fund,
ClassR6	2,768	3,317	(973)	5,112	102,289	–		(1,824)	–[f]
Franklin Strategic Income Fund, Class R6 .	1,454	7,898	(3,270)	6,082	58,630	770		(148)	–[f]
Franklin U.S. Government Securities Fund,
ClassR6	–	23,188	(8,315)	14,873	94,740	1,128		(193)	–[f]
Franklin Utilities Fund, Class R6	2,725	14,837	(10,206)	7,356	132,195	2,744		(5,422)	–[f]
Institutional Fiduciary Trust Money Market
Portfolio	32,449	1,993,120	(1,931,538)	94,031	94,031	–		–	–[f]
Templeton Foreign Fund, Class R6	13,160	34,242	(5,790)	41,612	284,213	–		(2,920)	–[f]
Templeton Frontier Markets Fund,
ClassR6	4,280	267	(4,547)	–	–[a]	–		(7,131)	–
Templeton Global Total Return Fund,
ClassR6	3,855	16,677	(13,816)	6,716	75,553	1,690	[d]	(1,823)	–[f]
Total					$3,799,282	$9,121		$(96,869)

Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Pelagos Commodities Strategy
Fund, Class R6	8,074,252	476,429	(193,143)	8,357,538	$53,738,970	$–		$(781,910)	40.0%
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	3,104,067	169,345	(452,295)	2,821,117	$151,042,581	$–		$2,227,536	4.8%
Franklin Emerging Market Debt
Opportunities Fund	4,703,524	–	(4,703,524)	–	–[a]	–		(6,713,070)	–

|28

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value				Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment		Realized	Held at End
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income		Gain (Loss)	of Period

Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Growth Fund, Class R6	5,082,772	10,369	(704,336)	4,388,805	$345,793,931	$ –		$12,696,533	2.8%
Franklin Growth Opportunities Fund,
ClassR6	2,108,659	3,813	(494,050)	1,618,422	55,916,489	–		2,061,711	1.4%
Franklin International Growth Fund,
ClassR6	3,518,060	7,117	(486,402)	3,038,775	34,611,643	–		(321,005)	8.4%
Franklin International Small Cap Growth
Fund, Class R6	6,171,863	336,097	(899,762)	5,608,198	102,013,124	–		(640,522)	7.4%
Franklin K2 Alternative Strategies Fund,
ClassR6	8,489,495	982,316	(209,397)	9,262,414	100,775,064	–		(49,851)	8.6%
Franklin Liberty Short Duration U.S.
Government ETF[b]	217,513	–	(217,513)	–	–[a]	17,464		(241,151)	–
Franklin Low Duration Total Return Fund,
ClassR6	20,488,108	4,420,939	(2,068,698)	22,840,349	227,033,066	2,106,254		(564,175)	9.0%
Franklin Mutual European Fund, Class R6 .	6,403,471	420,719	(932,205)	5,891,985	109,296,324	121,535		(2,777,708)[c]	4.3%
Franklin Real Estate Securities Fund,
ClassR6	2,118,854	41,648	(296,711)	1,863,791	45,085,095	870,379		1,603,122	7.3%
Franklin Rising Dividends Fund, Class R6 .	4,580,581	48,729	(638,910)	3,990,400	213,326,778	1,998,470		6,880,179	1.2%
Franklin Small Cap Growth Fund,
ClassR6	1,319,381	2,674	(181,609)	1,140,446	22,820,332	–		(186,578)	0.8%
Franklin Strategic Income Fund, Class R6 .	9,426,160	11,007,557	(1,510,426)	18,923,291	182,420,523	2,827,014		(1,192,796)	2.4%
Franklin U.S. Government Securities Fund,
ClassR6	18,160,278	18,184,040	(2,789,058)	33,555,260	213,747,009	4,113,269		(627,058)	3.2%
Franklin Utilities Fund, Class R6	5,431,764	124,383	(1,564,094)	3,992,053	71,737,193	1,941,860		7,907,644	1.1%
Institutional Fiduciary Trust Money Market
Portfolio	60,006,957	278,871,179	(320,097,137)	18,780,999	18,780,999	–		–	0.1%
Templeton Foreign Fund, Class R6	19,839,565	40,115	(2,743,515)	17,136,165	117,040,006	–		(1,742,146)	1.9%
Templeton Frontier Markets Fund,
ClassR6	3,562,592	4,907	(1,511,401)	2,056,098	22,802,127	–		(7,426,570)	11.1%
Templeton Global Total Return Fund,
ClassR6	25,025,106	2,274,935	(19,466,596)	7,833,445	88,126,261	5,805,861	[d]	(45,589,384)	0.5%
Total Non-Controlled Affiliates					$2,122,368,545	$19,802,106		$(34,695,289)
Total					$2,176,107,515	$19,802,106		$(35,477,199)

aAs of September 30, 2016, no longer held by the fund.
bEffective June 1, 2016, Franklin Short Duration U.S. Government ETF was renamed Franklin Liberty Short Duration U.S. Government ETF.
cIncludes realized gain distributions received.
dA portion or all of the investment income is likely to be deemed a tax return of capital.
eIncludes shares received/delivered related to a reorganization of Franklin Flex Cap Growth Fund with and into Franklin Growth Opportunities Fund effective August 26, 2016.
fRounds to less than 0.1%

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

|29

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5.	FAIR VALUE MEASUREMENTS (continued)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$1,493,773,498	$—	$—	$1,493,773,498
Short Term Investments	10,816,687	—	—	10,816,687
Total Investments in Securities	$1,504,590,185	$—	$—	$1,504,590,185

Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
Underlying Funds	$695,415,506	$—	$—	$695,415,506
Short Term Investments	678,126	—	—	678,126
Total Investments in Securities	$696,093,632	$—	$—	$696,093,632

Franklin Founding Funds Allocation Fund
Assets:
Investments in Securities:
Underlying Funds	$4,772,957,425	$—	$—	$4,772,957,425
Short Term Investments	48,333,792	—	—	48,333,792
Total Investments in Securities	$4,821,291,217	$—	$—	$4,821,291,217

Franklin Growth Allocation Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$1,347,156,466	$—	$—	$1,347,156,466
Short Term Investments	12,207,120	—	—	12,207,120
Total Investments in Securities	$1,359,363,586	$—	$—	$1,359,363,586

Franklin LifeSmart Retirement Income Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$66,174,419	$—	$—	$66,174,419
Index Linked Notes	—	4,489,374	—	4,489,374
Short Term Investments	228,816	—	—	228,816
Total Investments in Securities	$66,403,235	$4,489,374	$—	$70,892,609

Franklin LifeSmart 2020 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$34,725,822	$—	$—	$34,725,822
Short Term Investments	440,493	—	—	440,493
Total Investments in Securities	$35,166,315	$—	$—	$35,166,315

|30

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart 2025 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$126,664,745	$—	$—	$126,664,745
Short Term Investments	84,977	—	—	84,977
Total Investments in Securities	$126,749,722	$—	$—	$126,749,722

Franklin LifeSmart 2030 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$37,117,995	$—	$—	$37,117,995

Franklin LifeSmart 2035 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$104,958,825	$—	$—	$104,958,825
Short Term Investments	10,014	—	—	10,014
Total Investments in Securities	$104,968,839	$—	$—	$104,968,839

Franklin LifeSmart 2040 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$29,332,920	$—	$—	$29,332,920
Short Term Investments	684,104	—	—	684,104
Total Investments in Securities	$30,017,024	$—	$—	$30,017,024

Franklin LifeSmart 2045 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$71,402,448	$—	$—	$71,402,448
Short Term Investments	1,149,559	—	—	1,149,559
Total Investments in Securities	$72,552,007	$—	$—	$72,552,007

Franklin LifeSmart 2050 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$21,848,003	$—	$—	$21,848,003
Short Term Investments	409,997	—	—	409,997
Total Investments in Securities	$22,258,000	$—	$—	$22,258,000

Franklin LifeSmart 2055 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$4,333,316	$—	$—	$4,333,316
Short Term Investments	94,031	—	—	94,031
Total Investments in Securities	$4,427,347	$—	$—	$4,427,347

Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$2,339,443,616	$—	$—	$2,339,443,616
Short Term Investments	18,780,999	—	—	18,780,999
Total Investments in Securities	$2,358,224,615	$—	$—	$2,358,224,615

|31

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ETF Exchange Traded Fund

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|32

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2016